Derivatives and Hedging (Gross Notional Amount and Fair Value of Derivatives Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Gross Notional	$ 467,024,936	$ 358,596,065
Fair Value Assets	21,810,335	15,332,694
Fair Value Liabilities	(33,470,678)	(27,242,213)
Derivatives Designated as Hedge Accounting Instruments:
Derivative [Line Items]
Gross Notional	4,734,537	3,311,693
Fair Value Assets	84,065	202,606
Fair Value Liabilities	(215,882)	(27,732)
Derivatives Designated as Hedge Accounting Instruments: | Interest Rate Swaps
Derivative [Line Items]
Gross Notional	2,664	2,851
Fair Value Assets	0	0
Fair Value Liabilities	(103)	(209)
Derivatives Designated as Hedge Accounting Instruments: | Foreign Currency Swaps
Derivative [Line Items]
Gross Notional	4,731,873	3,308,842
Fair Value Assets	84,065	202,606
Fair Value Liabilities	(215,779)	(27,523)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Derivative [Line Items]
Gross Notional	462,290,399	355,284,372
Fair Value Assets	21,726,270	15,130,088
Fair Value Liabilities	(33,254,796)	(27,214,481)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Swaps
Derivative [Line Items]
Gross Notional	191,366,960	174,170,160
Fair Value Assets	8,656,717	9,029,399
Fair Value Liabilities	(20,427,373)	(20,888,553)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Future
Derivative [Line Items]
Gross Notional	2,076,700	1,518,400
Fair Value Assets	2,227	1,967
Fair Value Liabilities	(1,587)	(1,443)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Option
Derivative [Line Items]
Gross Notional	27,025,000	29,135,000
Fair Value Assets	133,690	279,414
Fair Value Liabilities	(1,331,534)	(1,406,265)
Derivatives Not Qualifying as Hedge Accounting Instruments: | interest rate forward
Derivative [Line Items]
Gross Notional	0	0
Fair Value Assets	0	0
Fair Value Liabilities	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate Total Return Swaps
Derivative [Line Items]
Gross Notional	843,143	223,721
Fair Value Assets	215,517	1,472
Fair Value Liabilities	(219,681)	(2,121)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Foreign Currency Forwards
Derivative [Line Items]
Gross Notional	2,388,287	1,146,861
Fair Value Assets	1,918	30,078
Fair Value Liabilities	(12,705)	(181)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit Default Swaps
Derivative [Line Items]
Gross Notional	874,950	911,850
Fair Value Assets	9,667	9,606
Fair Value Liabilities	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Foreign Currency Swaps
Derivative [Line Items]
Gross Notional	2,138,269	2,285,052
Fair Value Assets	51,698	164,152
Fair Value Liabilities	(55,778)	(9,277)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity Total Return Swap
Derivative [Line Items]
Gross Notional	31,287,562	23,025,217
Fair Value Assets	2,697,977	1,160,080
Fair Value Liabilities	(2,473,729)	(1,182,913)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity Options
Derivative [Line Items]
Gross Notional	199,267,054	117,107,059
Fair Value Assets	9,954,651	4,453,762
Fair Value Liabilities	(8,727,823)	(3,717,637)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity Futures
Derivative [Line Items]
Gross Notional	836,190	1,802,205
Fair Value Assets	2,208	15
Fair Value Liabilities	(4,586)	(6,060)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Synthetic Gics
Derivative [Line Items]
Gross Notional	4,186,284	3,958,847
Fair Value Assets	0	143
Fair Value Liabilities	$ 0	$ (31)